Long-Term Debt - Schedule of Carrying Values and Fair Values of Notes Payable and Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Apr. 05, 2013	Nov. 01, 2014	Apr. 05, 2011
6.75% Senior Notes due 2018 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2018-06
Senior Notes, Interest rate	6.75%	6.75%
7.75% Senior Notes due June 2021 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06
Senior Notes, Interest rate	7.75%
8.125% Senior Notes due 2023 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06
Senior Notes, Interest rate	8.125%	8.125%
8.5% Senior Notes due November 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-11
Senior Notes, Interest rate			8.50%
7.25% Senior Notes due October 2020 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2020-10
Senior Notes, Interest rate	7.25%
7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-04
Senior Notes, Interest rate	7.25%			7.25%
7.5% Senior Notes due April 2021 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-04
Senior Notes, Interest rate	7.50%			7.50%
6.625 % Senior Notes due 2022 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-12
Senior Notes, Interest rate	6.625%
5.5% Senior Notes due August 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-08
Senior Notes, Interest rate	5.50%
Senior Secured Credit Facilities Due June 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-06
Prior Fiscal Year [Member] | 6.75% Senior Notes due 2018 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2018-06
Senior Notes, Interest rate	6.75%
Prior Fiscal Year [Member] | 7.75% Senior Notes due June 2021 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-06
Senior Notes, Interest rate	7.75%
Prior Fiscal Year [Member] | 8.125% Senior Notes due 2023 [Member] | Intelsat Luxembourg [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-06
Senior Notes, Interest rate	8.125%
Prior Fiscal Year [Member] | 8.5% Senior Notes due November 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-11
Senior Notes, Interest rate	8.50%
Prior Fiscal Year [Member] | 7.25% Senior Notes due October 2020 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2020-10
Senior Notes, Interest rate	7.25%
Prior Fiscal Year [Member] | 7.25% Senior Notes due April 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-04
Senior Notes, Interest rate	7.25%
Prior Fiscal Year [Member] | 7.5% Senior Notes due April 2021 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2021-04
Senior Notes, Interest rate	7.50%
Prior Fiscal Year [Member] | 6.625 % Senior Notes due 2022 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2022-12
Senior Notes, Interest rate	6.625%
Prior Fiscal Year [Member] | 5.5% Senior Notes due August 2023 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2023-08
Senior Notes, Interest rate	5.50%
Prior Fiscal Year [Member] | Senior Secured Credit Facilities Due June 2019 [Member] | Intelsat Jackson [Member]
Debt Instrument [Line Items]
Senior Notes, Maturity date	2019-06